GMO International Opportunistic Value Fund Expense Example - GMO International Opportunistic Value Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	946
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	886
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	946
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,074